Condensed Financial Information of the Parent Company (Details) - Schedule of Condensed Statements of Cash Flows - Parent Company [Member]	12 Months Ended
	Mar. 31, 2024 HKD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 HKD ($)	Mar. 31, 2022 HKD ($)	Mar. 31, 2024 USD ($)
Cash flows from operating activities
Net loss	$ (58,029)	$ (7,415)	$ (28,673)
Accrual	69,629	8,897
Net cash used in operating activities	11,600	1,482	(28,673)
Net cash generated from investing activities
Changes in amount due to a subsidiary	(11,600)	(1,482)	28,673
Net cash generated from financing activities			28,673
Net increase in cash and cash equivalents
Cash and cash equivalents at the beginning of the year
Cash and cash equivalents at the end of the year